Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Details of the Subsidiaries, VIEs and VIE's Subsidiaries
As of December 31, 2019, the Company’s principal subsidiaries and VIE are as follows:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities
Wholly foreign-owned enterprise (“WFOE”)
Huya Limited	Hong Kong	January 4, 2017	100%	Investment holding
Guangzhou Huya Technology Co., Ltd. (“Huya Technology”)	PRC	June 16, 2017	100%	Software development
HUYA PTE. LTD.	Singapore	July 23, 2018	100%	Internet value added services

VIE
Guangzhou Huya Information Technology Co., Ltd.	PRC	August 10, 2016	100%	Internet value added services

Schedule of Assets, Liabilities, Results of Operations and Cash Flows of the VIE and its Subsidiaries
The following table sets forth the assets, liabilities, results of operations and cash flows of the VIEs taken as a whole, which were included in the Group’s consolidated financial statements. Intercompany items within the Group are eliminated in the financial information presented below:

	As of December 31,
	2018	2019
	RMB	RMB
Assets
Current assets
Cash and cash equivalents	668,531	437,930
Restr icted c ash	—	1,392
Short-term deposits	100,000	100,000
Short-term investments	300,162	1,209,255
Accounts receivable, net	43,469	48,699
Amounts due from related parties	237,112	41,208
Prepayments and other current assets	195,381	195,151

Total current assets	1,544,655	2,033,635

Non-current assets
Deferred tax assets	30,945	42,044
Investments	219,827	379,424
Property and equipment, net	85,550	58,279
Intangible assets, net	51,979	45,085
Right of use assets, net	—	11,002
Prepayments and other non-current assets	115,689	99,131

Total non-current assets	503,990	634,965

Total assets	2,048,645	2,668,600

Liabilities
Current liabilities
Accounts payable	9,221	1,057
Deferred revenue	469,378	791,394
Advances from customers	14,403	50,961
Income taxes payable	—	20,397
Accrued liabilities and other current liabilities	786,612	989,274
Amounts due to related parties	31,722	77,169
Lease liabilities due within one year	—	5,418

Total current liabilities	1,311,336	1,935,670

Non-current liabilities
Lease liabilities	—	4,800
Deferred revenue	80,734	164,913

Total non-current liabilities	80,734	169,713

Total liabilities	1,392,070	2,105,383

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenues	2,177,587	4,659,245	8,293,317
Net (loss) income	(74,390)	406,803	1,323,915

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by operating activities	237,654	601,022	2,597,223
Net cash used in investing activities	(110,809)	(516,902)	(1,023,878)
Net cash provided by (used in) financing activities	266,913	(3,647)	(519)